Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Leases
9. Leases
The Company leases space under operating leases for administrative offices in New York, New York, and Waltham, Massachusetts and wet laboratory space in Watertown, Massachusetts. The Company also leased office space under operating leases, which had a non-cancelable
lease term of less than one year and, therefore, management elected the practical expedient to exclude these short-term leases from right-of-use
assets and lease liabilities.
The following table provides a summary of the components of lease costs and rent:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating lease cost	$88	$66	$263	$110
Variable lease cost	7	1	20	4
Short-term lease cost	—	6	—	34

Total operating lease costs	$95	$73	$283	$148

The Company recorded operating lease costs of $95 thousand and $283 thousand within the general and administrative expenses line item in the unaudited condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2023, respectively. The Company recorded operating lease costs of $73 thousand and $148 thousand within the general and administrative expenses line item in the unaudited condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2022, respectively.
Maturities of operating lease liabilities, which do not include short-term leases, as of September 30, 2023, are as follows:

2023 (remaining 3 months)	$102
2024	417
2025	222

Total undiscounted operating lease payments	741
Less: imputed interest	(71)

Present value of operating lease liabilities	$670

Balance sheet classification:
Current portion of lease liabilities	$413
Long-term lease liabilities	257

Total operating lease liabilities	$670

The weighted-average remaining term of operating leases was 22 months and the weighted-average discount rate used to measure the present value of operating lease liabilities was 10.6% as of September 30, 2023.

8. Leases
The Company leases space under operating leases for administrative offices in New York, New York and Waltham, Massachusetts. The Company also leased office space under operating leases, which had a non-cancelable
lease term of less than one year and, therefore, management elected the practical expedient to exclude these short-term leases from right-of-use
assets and lease liabilities.
The following table provides a summary of the components of lease costs and rent (in thousands):

	Years Ended December 31,
	2022	2021
Operating lease cost	$198	$—
Variable lease cost	4	—
Short-term lease cost	34	17

Total operating lease costs	$236	$17

The Company records the operating lease costs within the general and administrative expenses line item in the statements of operations and comprehensive loss during the years ended December 31, 2022 and 2021.
Maturities of operating lease liabilities, which do not include short-term leases, as of December 31, 2022, are as follows (in thousands):

2023	$351
2024	365
2025	188

Total undiscounted operating lease payments	904
Less: imputed interest	(116)

Present value of operating lease liabilities	$788

Balance sheet classification:
Current portion of lease liabilities	$350
Long-term lease liabilities	438

Total operating lease liabilities	$788

The weighted-average remaining term of operating leases was 30 months and the weighted-average discount rate used to measure the present value of operating lease liabilities was 10.3% as of December 31, 2022.